Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Lender A [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			03.2016-03.2031
Credit Facility			$ 1,630,603
Type			Long-Term Bank loan
Outstanding Amount			$ 1,594,716
Interest Rate			2.92%
Guarantor	[1]		None
Collateral			Land, Buildings and Structures
Lender A [Member] | LC loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		12.2023-11.2024	12.2023-11.2024
Credit Facility		$ 3,952,083	$ 4,190,650
Type		LC loan	LC loan
Outstanding Amount		$ 843,204	$ 298,762
Interest Rate		2.81%	2.68%
Guarantor	[1]	None	None
Collateral		Time deposit $2,000,000, Land, Buildings and Structures	Time deposit $2,000,000, Land, Buildings and Structures
Lender A [Member] | Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Short-Term Bank loan	Short-Term Bank loan
Outstanding Amount		$ 615,110	$ 652,241
Interest Rate		2.81%	2.68%
Guarantor	[1]	None	None
Collateral		Same as above	Same as above
Lender A [Member] | Letter of guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee	Letter of guarantee
Outstanding Amount		$ 1,038,212	$ 1,458,108
Undrawn Amount		$ 1,455,557	$ 1,398,011
Interest Rate
Guarantor	[1]	None	None
Collateral		Same as above	Same as above
Lender A [Member] | LC loan One [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		12.2023-11.2024	12.2023-11.2024
Credit Facility		$ 3,690,661	$ 3,913,447
Type		LC loan	LC loan
Outstanding Amount			$ 195,206
Interest Rate		2.81%	2.68%
Guarantor	[1]	None	None
Collateral		Time deposit $2,000,000, Land, Buildings and Structures	Time deposit $2,000,000, Land, Buildings and Structures
Lender A [Member] | Short-Term Bank loan One [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Short-Term Bank loan	Short-Term Bank loan
Outstanding Amount		$ 2,102,139	$ 2,229,034
Interest Rate		2.81%	2.68%
Guarantor	[1]	None	None
Collateral		Same as above	Same as above
Lender A [Member] | Letter of guarantee One [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee	Letter of guarantee
Outstanding Amount		$ 1,476,546	$ 1,432,379
Undrawn Amount		$ 111,976	$ 56,828
Interest Rate
Guarantor	[1]	None	None
Collateral		Same as above	Same as above
Lender A [Member] | Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		09.2020~09.2025	09.2020~09.2025
Credit Facility		$ 922,665	$ 978,362
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 307,555	$ 428,033
Interest Rate		2.97%	2.85%
Guarantor	[1]	Koh Sih-Ping	Koh Sih-Ping
Collateral		80% guaranteed by Taiwan SMEG	80% guaranteed by Taiwan SMEG
Lender A [Member] | Long-Term Bank loan One [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2031	03.2016-03.2031
Credit Facility		$ 2,921,773	$ 3,098,146
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 2,826,496	$ 3,029,959
Interest Rate		3.05%	2.92%
Guarantor	[1]	None	None
Collateral		Land, Buildings and Structures	Land, Buildings and Structures
Lender A [Member] | Long-Term Bank loan Two [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2031
Credit Facility		$ 1,537,776
Type		Long-Term Bank loan
Outstanding Amount		$ 1,487,630
Interest Rate		3.05%
Guarantor	[1]	None
Collateral		Land, Buildings and Structures
Lender A [Member] | Long-Term Bank loan Three [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2026	03.2016-03.2026
Credit Facility		$ 307,555	$ 326,121
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 188,847	$ 256,157
Interest Rate		3.05%	2.92%
Guarantor	[1]	None	None
Collateral		None	None
Lender A [Member] | Letter of guarantee Three [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			01.2022-01.2025
Credit Facility			$ 189,019
Type			Letter of guarantee
Outstanding Amount			$ 188,823
Interest Rate
Guarantor	[1]		None
Collateral			None
Lender B [Member] | Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		04.2023-04.2024	04.2023-04.2024
Credit Facility		$ 4,613,327	$ 4,891,809
Type		Short-Term Bank loan	Short-Term Bank loan
Outstanding Amount		$ 1,906,842	$ 2,021,948
Undrawn Amount		$ 2,706,485	$ 2,869,861
Interest Rate		2.74%	2.61%
Guarantor	[1]	None	None
Collateral		Time deposit $2,300,000	Time deposit $2,300,000
Lender C [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		05.2024-11.2024
Credit Facility		$ 2,152,886
Type		Short-Term Bank loan
Outstanding Amount		$ 1,824,416
Interest Rate		2.85%
Guarantor	[1]	None
Collateral		Time deposit $1,000,000
Lender C [Member] | Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		05.2024-05.2025	05.2023-05.2024
Credit Facility		$ 5,843,547	$ 6,196,291
Type		Short-Term Bank loan	Short-Term Bank loan
Outstanding Amount		$ 5,812,791	$ 6,000,620
Interest Rate		2.79%	2.70%
Guarantor	[1]	None	None
Collateral		Time deposit $500,000, Land, Buildings and Structures	Time deposit $500,000, Land, Buildings and Structures
Lender C [Member] | Letter of guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee	Letter of guarantee
Outstanding Amount		$ 108,542	$ 185,019
Undrawn Amount		$ 219,927
Interest Rate
Guarantor	[1]	None	None
Collateral		Same as above	Same as above
Lender C [Member] | Short-Term Bank loan One [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			12.2023-06.2024
Credit Facility			$ 2,282,844
Type			Short-Term Bank loan
Outstanding Amount			$ 2,051,299
Interest Rate			2.65%
Guarantor	[1]		None
Collateral			Time deposit $1,000,000
Lender C [Member] | Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		05.2019-03.2026	05.2019-03.2026
Credit Facility		$ 5,535,992	$ 5,870,171
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 1,387,588	$ 1,891,735
Interest Rate		2.79%	2.39%
Guarantor	[1]	None	None
Collateral		Time deposit $500,000, Land, Buildings and Structures	Time deposit $500,000, Land, Buildings and Structures
Lender C [Member] | Long-Term Bank loan One [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		06.2023-08.2028	06.2023-08.2028
Credit Facility		$ 1,666,334	$ 1,766,921
Type		Long-Term Bank loan	Long-Term Bank loan
Outstanding Amount		$ 1,212,279	$ 1,439,712
Interest Rate		2.52%	2.40%
Guarantor	[1]	None	None
Collateral		Time deposit $500,000, Land, Buildings and Structures	Time deposit $500,000, Land, Buildings and Structures
Lender C [Member] | LG [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type			LG
Outstanding Amount			$ 41,564
Undrawn Amount			$ 154,107
Interest Rate
Guarantor	[1]		None
Collateral			Same as above
LG [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		LG
Outstanding Amount
Undrawn Amount		$ 30,756
Guarantor	[1]	None
Collateral		Same as above

[1]	Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022. After his departure from the Company, Koh Sih-Ping is still the guarantor for several outstanding loans.